Loans - Impaired Loans (Excluding Purchased Credit-impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Gross interest income that would have been recorded had impaired loans been current	$ 2,100	$ 2,100	$ 2,700
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	61,970	63,095
Impaired loans, Specific allowance	(14,749)	(13,353)
Impaired loans with an allowance, Net loans	47,221	49,742
Gross recorded investment of impaired loans without an allowance	57,329	49,748
Impaired loans, Gross recorded investment	119,299	112,843
Impaired loans, Net loans	104,550	99,490
Purchased Credit-Impaired Loans
Financing Receivable, Impaired [Line Items]
Impaired loans, Specific allowance	(200)	(300)
Commercial loans
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	11,129	7,475
Impaired loans, Specific allowance	(4,453)	(2,866)
Impaired loans with an allowance, Net loans	6,676	4,609
Gross recorded investment of impaired loans without an allowance	967	1,012
Impaired loans, Gross recorded investment	12,096	8,487
Impaired loans, Net loans	7,643	5,621
Commercial loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	0	0
Impaired loans, Specific allowance	0	0
Impaired loans with an allowance, Net loans	0	0
Gross recorded investment of impaired loans without an allowance	2	1
Impaired loans, Gross recorded investment	2	1
Impaired loans, Net loans	2	1
Commercial loans | Governments
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	3,750
Impaired loans, Specific allowance	(1,687)
Impaired loans with an allowance, Net loans	2,063
Gross recorded investment of impaired loans without an allowance	0
Impaired loans, Gross recorded investment	3,750
Impaired loans, Net loans	2,063
Commercial loans | Commercial and merchandising
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	7,379	7,475
Impaired loans, Specific allowance	(2,766)	(2,866)
Impaired loans with an allowance, Net loans	4,613	4,609
Gross recorded investment of impaired loans without an allowance	965	1,011
Impaired loans, Gross recorded investment	8,344	8,486
Impaired loans, Net loans	5,578	5,620
Commercial real estate loans | Commercial mortgage
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	1,081	1,585
Impaired loans, Specific allowance	(600)	(583)
Impaired loans with an allowance, Net loans	481	1,002
Gross recorded investment of impaired loans without an allowance	6,108	6,304
Impaired loans, Gross recorded investment	7,189	7,889
Impaired loans, Net loans	6,589	7,306
Consumer loans
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	329	337
Impaired loans, Specific allowance	(274)	(274)
Impaired loans with an allowance, Net loans	55	63
Gross recorded investment of impaired loans without an allowance	683	377
Impaired loans, Gross recorded investment	1,012	714
Impaired loans, Net loans	738	440
Consumer loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	0	0
Impaired loans, Specific allowance	0	0
Impaired loans with an allowance, Net loans	0	0
Gross recorded investment of impaired loans without an allowance	4	4
Impaired loans, Gross recorded investment	4	4
Impaired loans, Net loans	4	4
Consumer loans | Automobile financing
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	130	138
Impaired loans, Specific allowance	(75)	(75)
Impaired loans with an allowance, Net loans	55	63
Gross recorded investment of impaired loans without an allowance	32	88
Impaired loans, Gross recorded investment	162	226
Impaired loans, Net loans	87	151
Consumer loans | Other consumer
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	199	199
Impaired loans, Specific allowance	(199)	(199)
Impaired loans with an allowance, Net loans	0	0
Gross recorded investment of impaired loans without an allowance	647	285
Impaired loans, Gross recorded investment	846	484
Impaired loans, Net loans	647	285
Residential mortgage loans
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	49,431	53,698
Impaired loans, Specific allowance	(9,422)	(9,630)
Impaired loans with an allowance, Net loans	40,009	44,068
Gross recorded investment of impaired loans without an allowance	49,571	42,055
Impaired loans, Gross recorded investment	99,002	95,753
Impaired loans, Net loans	$ 89,580	$ 86,123